Accounts Receivable, Net (Details) - Schedule of accounts receivable - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Schedule of accounts receivable [Abstract]
Accounts receivable	$ 2,427,507	$ 3,054,229
Less: allowance for doubtful accounts	(298,224)	(307,026)
Accounts receivable, net	2,129,283	2,747,203
Accounts receivable – related parties, net	696,086	1,015,152
Non-current accounts receivable	2,009,766	2,031,725
Non-current accounts receivable-related parties	$ 813,297	$ 584,411